Note 7 - Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Goodwill and Intangible Assets Disclosure [Text Block]
7.	GOODWILL AND INTANGIBLE ASSETS

Goodwill totaled $31.7 million and $15.1 million for the years ended December 31, 2022 and 2021, respectively. Core deposit intangible carrying amount was $7.7 million and $1.4 million for the years ended December 31, 2022, and 2021, respectively. Core deposit accumulated amortization was $2.1 million and $1.7 million for the years ended December 31, 2022, and 2021. Amortization expense totaled $372,000 and $321,000 in 2022 and 2021, respectively.

Core deposit intangible assets are amortized to their estimated residual values over their expected useful lives, commonly ten years. The estimated aggregate future amortization expense for core deposit intangible assets as of December 31, 2022, is as follows:

(Dollar amounts in thousands)
Remaining 2023	$1,059
2024	1,031
2025	998
2026	968
2027	691
Thereafter	2,954
Total	$7,701

Activity for mortgage servicing rights (“MSR”s) follows:

(Dollar amounts in thousands)	2022	2021

Beginning of year	$542	$476
Purchases (1)	1,680	-
Additions	19	257
Amortized to expense	(169)	(191)

End of year	$2,072	$542

(1)	This reflects the fair value of the mortgage servicing rights acquired in the merger.